Equity (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Dec. 23, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 29, 2024	Nov. 25, 2024	Sep. 11, 2024
Disclosure of information about activities subject to rate regulation [line items]
Share capital		R$ 12,821,758	R$ 12,821,758
Additional paid-in capital		12,831,619
Transaction cost in the issuance of shares		9,861
Share buyback		50,044	0	R$ 0
Long-Term Incentive Plan - ILP		5,595	0	0
Dividends		0	(111)	(24,445)
Dividends and Interest on equity (JSCP)		R$ (1,118,805)	(62,162)	(1,010,198)
Dividend payables						R$ 600,000	R$ 485,112
Payment allocated to the result of the fiscal year	R$ 485,112
Equity valuation adjustment of the discontinued operation			1,424
Adjustment to actuarial liability			1,650
Percentage of the legal reserve based on the net profit for the year		5.00%
Percentage of the legal reserve limit in relation to the share capital		20.00%
Purchase of treasury shares		R$ 5,698,400
Dividends Payable [Member]
Disclosure of information about activities subject to rate regulation [line items]
Dividend payables					R$ 202,112
Interest on equity (JSCP) [Member]
Disclosure of information about activities subject to rate regulation [line items]
Dividend payables					R$ 283,000
Treasury shares [member]
Disclosure of information about activities subject to rate regulation [line items]
Share buyback		50,044
Capital reserve [member]
Disclosure of information about activities subject to rate regulation [line items]
Long-Term Incentive Plan - ILP		5,595
Profit Retention Reserve [Member]
Disclosure of information about activities subject to rate regulation [line items]
Dividends		(577,570)
Dividends and Interest on equity (JSCP)		(114,888)		(891,000)
Additional Proposed Dividends [Member]
Disclosure of information about activities subject to rate regulation [line items]
Dividends		1,250,025	131,211
Accumulated profit [Member]
Disclosure of information about activities subject to rate regulation [line items]
Dividends		(672,455)	R$ (131,211)	(258)
Dividends and Interest on equity (JSCP)		R$ (970,222)		R$ (79,000)